Long-term debt and other financial liabilities- Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
July to December 2024	$ 109,478
2025	242,190
2026	246,744
2027	376,846
2028	229,148
2029 and thereafter	432,024
Total	$ 1,636,430	$ 1,411,779